Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Accounts Receivables, Net [Abstract]
Bad debt expense	$ 497,507	$ 1,037,279
Discontinued operation			10,132
Discontinued Operations [Member]
Accounts Receivables, Net [Abstract]
Discontinued operation		$ 79,877	$ 11,438